Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Equity compensation plans	$ 29.2	$ 17.0
Payroll and benefits	22.7	21.2
Deferred interest	13.9	25.0
Net operating loss and credit carryforwards, net	12.7	14.1
Rent	11.0	10.8
Accounts receivable	8.3	6.4
Other	6.2	5.9
Trade credits	0.6	1.5
Total deferred tax assets	104.6	101.9
Deferred tax liabilities:
Software and intangibles	337.4	411.0
Deferred income	58.3	87.3
International investments	31.3	30.4
Property and equipment	30.3	30.6
Other	15.3	17.3
Total deferred tax liabilities	472.6	576.6
Deferred tax asset valuation allowance	1.2	0.0
Net deferred tax liabilities	$ 369.2	$ 474.7